Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2020	Oct. 01, 2020
Cover [Abstract]
Entity Registrant Name	GENETIC TECHNOLOGIES LTD
Entity Central Index Key	0001166272
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		8,261,726,743
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false